EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2020
EMPLOYEE BENEFITS
Schedule of total assets and liabilities of all types of employee benefits granted

	2020	2019
Plan assets - Defined contribution pension plan	39,196	45,381
Total assets	39,196	45,381
Actuarial liabilities - Defined benefit pension plan	1,441,592	1,138,592
Acturial liabilities - Post-employment health care benefit	362,944	298,989
Retirement and termination benefit liabilities	56,903	32,863
Total liabilities	1,861,439	1,470,444
Current	208	495
Non-current	1,861,231	1,469,949

Post-employment defined benefit pension plans
EMPLOYEE BENEFITS
Summary of sensitivity analysis

	1% Increase	1% Decrease
Discount rate	(17,965)	12,482

Defined benefit pension plan
EMPLOYEE BENEFITS
Schedule of current expenses of benefit plans

	2020	2019	2018
Cost of current service	69,323	54,518	60,803
Interest expense	191,326	189,544	82,513
Return on plan assets	(156,475)	(163,148)	(59,692)
Past service cost	3,967	2,302	7,065
Settlement	(11,609)	(4,712)	3,220
Interest cost on unrecoverable surplus	7,413	16,247	20,023
Net pension cost	103,945	94,751	113,932

Schedule of reconciliations of assets and liabilities of benefit plans

	2020	2019
Present value of defined benefit obligation	(5,921,285)	(4,601,965)
Fair value of plan assets	4,652,000	3,656,891
Asset ceiling restrictions on recognition of net funded assets	(172,307)	(193,517)
Net	(1,441,592)	(1,138,591)
Defined benefit obligation	(1,441,592)	(1,138,591)

Schedule of variation of plan obligations and assets

	2020	2019	2018
Variation of the plan obligations
Obligation at the begining of the year	4,601,965	4,391,251	4,314,592
Cost of service	69,323	54,518	60,803
Interest expense	191,326	189,544	188,729
Payments of the benefits	(434,650)	(309,817)	(318,198)
Past service cost	3,967	2,302	7,065
Supplementary amounts of the plan	-	-	17,078
Settlement	(190,948)	(498,493)	(61,369)
Acturial remeasurements	467,106	546,911	(370,083)
Exchange Variance	1,213,196	225,749	552,634
Obligation at the end of the year	5,921,285	4,601,965	4,391,251

	2020	2019	2018
Variation of the plan assets
Fair value of the plan assets at the begining of the year	3,656,891	3,568,934	3,456,613
Return of the plan assets	156,475	163,148	165,908
Contributions from sponsors	224,979	162,650	197,828
Settlement	(179,339)	(493,781)	(64,868)
Payments of benefits	(434,650)	(309,817)	(318,198)
Remeasurement	334,675	386,767	(253,301)
Exchange Variance	892,969	178,990	384,952
Fair value of plan assets at the end of the year	4,652,000	3,656,891	3,568,934

Summary of actuarial gains and losses recognized in other comprehensive income

	2020	2019	2018
Remeasurements	(334,675)	(386,767)	253,301
Actuarial Remeasurements	467,106	546,911	(370,083)
Restriction recognized in Other Comprehensive Income	(42,317)	(94,198)	(43,197)
Remeasurements recognized in Other Comprehensive Income	90,114	65,946	(159,979)

Summary of historical actuarial remeasurements

	2020	2019	2018	2017	2016
Present value of defined benefit obligation	(5,921,285)	(4,601,965)	(4,391,251)	(4,314,592)	(4,174,653)
Fair value of the plan assets	4,652,000	3,656,891	3,568,934	3,456,613	3,292,890
Surplus (Deficit)	(1,269,285)	(945,074)	(822,317)	(857,979)	(881,763)
Experience adjustments on plan liabilities (Gain)	467,106	546,911	(370,083)	235,549	186,905
Experience adjustments on plan assets (Gain)	(334,675)	(386,767)	253,301	(232,214)	(109,153)

Summary of allocation for plan assets

	2020
	Brazilian Plans	American Plans
Fixed income	99.1%	46.6%
Variable income	-	47.1%
Others	0.9%	6.3%
Total	100.0%	100.0%

	2019
	Brazilian Plans	American Plans
Fixed income	98.0%	54.9%
Variable income	-	42.2%
Others	2.0%	2.9%
Total	100.0%	100.0%

Summary of assumptions

	2020
	Brazilian Plan	North America Plan
Average discount rate	6.56%	2.25% - 2.50%
Rate of increase in compensation	Not applicable	3.00%
Mortality table	AT-2000 per sex	RP-2006 and MP-2020
Mortality table of disabled	AT-2000 per sex	RP-2006 and MP-2020
Rate of rotation	Null	Based on age and/or the service

	2019
	Brazilian Plan	North America Plan
Average discount rate	7.16%	3.00% - 3.25%
Rate of increase in compensation	Not applicable	3.00%
Mortality table	AT-2000 per sex	RP-2006 and MP-2019
Mortality table of disabled	AT-2000 per sex	RP-2006 and MP-2019
Rate of rotation	Null	Based on age and/or the service

Post-employment health care benefit
EMPLOYEE BENEFITS
Schedule of current expenses of benefit plans

	2020	2019	2018
Current service cost	4,964	3,302	4,144
Interest expense	11,311	10,656	11,082
Past service cost	(660)	(2,717)	(40,740)
Net cost pension benefit	15,615	11,241	(25,514)

Schedule of reconciliations of assets and liabilities of benefit plans

	2020	2019
Present value of obligations	(362,944)	(298,989)
Total net liabilities	(362,944)	(298,989)

Schedule of variation of plan obligations and assets

	2020	2019	2018
Change in benefit obligation
Benefit obligation at beginning of the year	298,989	272,959	316,364
Cost of service	4,964	3,302	4,144
Interest expense	11,311	10,656	11,082
Past service cost	(660)	(2,717)	(40,740)
Contributions from participants	2,349	2,088	1,496
Payment of benefits	(20,870)	(15,331)	(18,655)
Remeasurements	(23,533)	11,202	(40,841)
Exchange variations	90,394	16,830	40,109
Benefit obligation at the end of the year	362,944	298,989	272,959

	2020	2019	2018
Change in plan assets
Contributions from sponsors	19,150	13,243	17,159
Contributions from participants	2,349	2,088	1,496
Payments of benefits	(21,499)	(15,331)	(18,655)
Fair value of plan assets at end of the year	-	-	-

Summary of actuarial gains and losses recognized in other comprehensive income

	2020	2019	2018
Losses / Gains on actuarial obligation	(23,533)	11,202	(40,841)
Actuarial losses recognized in Equity	(23,533)	11,202	(40,841)

Summary of historical actuarial remeasurements

	2020	2019	2018	2017	2016
Present value of defined benefit obligation	(362,944)	(298,989)	(272,959)	(316,364)	(305,447)
Deficit	(362,944)	(298,989)	(272,959)	(316,364)	(305,447)
Experience adjustments on plan liabilities	(23,533)	11,202	(40,841)	(14,452)	(3,673)

Summary of assumptions

	2020	2019
Average discount rate	2.25% - 2.50%	3.00% - 3.25%
Health treatment - rate assumed next year	6.10% - 6.50%	5.80% - 6.70%
Health treatment - Assumed rate of decline in the cost to achieve in the years of 2028 to 2041	4.00% - 4.40%	4.00% - 4.40%

Summary of sensitivity analysis

	1% Increase	1% Decrease
Effect over total service costs and interest costs	2,739	(2,171)
Effect over benefit plan obligations	43,331	(34,975)